Fair Value (Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities) (Detail) ¥ in Millions		Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 4,693,080	¥ 3,764,171
Trading securities and Available-for- sale | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			6,000
Trading securities and Available-for- sale | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			3,000
Trading securities and Available-for- sale | Corporate bonds and other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities		405,000	373,000
Derivative Financial Instruments | Other contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(1,000)	1,000
Derivative Financial Instruments | Interest rate contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(4,000)	(2,000)
Derivative Financial Instruments | Foreign exchange contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		3,000	6,000
Derivative Financial Instruments | Equity-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		(156,000)	(73,000)
Derivative Financial Instruments | Credit-related contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments		1,000	(2,000)
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt		¥ 569,000	¥ 489,000
Minimum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			0.004
Minimum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]		0.029
Minimum | Measurement Input, Default rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]		0.003
Minimum | Measurement Input, Default rate | Derivative Financial Instruments | Credit-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0	0
Minimum | Measurement Input, Default rate | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0	0
Minimum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			1
Minimum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]		0.365
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			0.0030
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			0.01733
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.00305	0.00581
Minimum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.00679	0.0047
Minimum | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.232	0.232
Minimum | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.665
Minimum | Measurement Input, IR – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.64	0.232
Minimum | Measurement Input, FX – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	(0.062)	0.138
Minimum | Measurement Input, FX – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	(0.062)	0.055
Minimum | Measurement Input, Equity – IR correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.25	0.25
Minimum | Measurement Input, Equity – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.25	0.25
Minimum | Measurement Input, Equity – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	(0.034)	(0.054)
Minimum | Measurement Input, Equity volatility | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.123	0.127
Minimum | Measurement Input, Equity volatility | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.103	0.103
Minimum | Measurement Input, Equity correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.802
Minimum | Measurement Input, Equity correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.451	0.399
Minimum | Measurement Input, Commodity volatility | Derivative Financial Instruments | Other contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0	0.171
Minimum | Measurement Input, Credit correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.264	0.228
Minimum | Measurement Input, IR volatility [Member] | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.003
Minimum | Measurement Input, IR volatility [Member] | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.003
Minimum | Measurement Input, FX volatility [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.09
Minimum | Measurement Input, FX volatility [Member] | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.09
Maximum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			0.058
Maximum | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]		0.029
Maximum | Measurement Input, Default rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]		0.003
Maximum | Measurement Input, Default rate | Derivative Financial Instruments | Credit-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.022	0.065
Maximum | Measurement Input, Default rate | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.065	0.068
Maximum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			1
Maximum | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]		0.365
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			0.0052
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities			0.01806
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1]	0.00305	0.00581
Maximum | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3]	0.00863	0.0047
Maximum | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	1	1
Maximum | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.665
Maximum | Measurement Input, IR – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.665	1
Maximum | Measurement Input, FX – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.725	0.725
Maximum | Measurement Input, FX – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.632	0.592
Maximum | Measurement Input, Equity – IR correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.25	0.25
Maximum | Measurement Input, Equity – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.25	0.25
Maximum | Measurement Input, Equity – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.924	0.933
Maximum | Measurement Input, Equity volatility | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	4.911	1.752
Maximum | Measurement Input, Equity volatility | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.751	0.97
Maximum | Measurement Input, Equity correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	1
Maximum | Measurement Input, Equity correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	1	1
Maximum | Measurement Input, Commodity volatility | Derivative Financial Instruments | Other contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	1.65	0.277
Maximum | Measurement Input, Credit correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	1	1
Maximum | Measurement Input, IR volatility [Member] | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.014
Maximum | Measurement Input, IR volatility [Member] | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.014
Maximum | Measurement Input, FX volatility [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2]	0.115
Maximum | Measurement Input, FX volatility [Member] | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2]	0.115
Weighted Average | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]		0.036
Weighted Average | Measurement Input, Prepayment rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]		0.029
Weighted Average | Measurement Input, Default rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]		0.003
Weighted Average | Measurement Input, Default rate | Derivative Financial Instruments | Credit-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.004	0.014
Weighted Average | Measurement Input, Default rate | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.007	0.013
Weighted Average | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]		1
Weighted Average | Measurement Input, Recovery rate | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]		0.365
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Residential mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]		0.00398
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Commercial mortgage-backed securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[4]		0.01788
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[1],[4]	0.00305	0.00581
Weighted Average | Measurement Input, Discount margin | Trading securities and Available-for- sale | Corporate bonds and other debt securities | Discounted cash flow Price-based
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading securities	[3],[4]	0.00711	0.0047
Weighted Average | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.724	0.714
Weighted Average | Measurement Input, IR – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.665
Weighted Average | Measurement Input, IR – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.653	0.714
Weighted Average | Measurement Input, FX – IR correlation | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.149	0.299
Weighted Average | Measurement Input, FX – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.149	0.299
Weighted Average | Measurement Input, Equity – IR correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.25	0.25
Weighted Average | Measurement Input, Equity – IR correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.25	0.25
Weighted Average | Measurement Input, Equity – FX correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0	0
Weighted Average | Measurement Input, Equity volatility | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.524	0.51
Weighted Average | Measurement Input, Equity volatility | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.358	0.297
Weighted Average | Measurement Input, Equity correlation | Derivative Financial Instruments | Equity-related contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.934
Weighted Average | Measurement Input, Equity correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.873	0.873
Weighted Average | Measurement Input, Commodity volatility | Derivative Financial Instruments | Other contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.407	0.181
Weighted Average | Measurement Input, Credit correlation | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.592	0.575
Weighted Average | Measurement Input, IR volatility [Member] | Derivative Financial Instruments | Interest rate contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.008
Weighted Average | Measurement Input, IR volatility [Member] | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.008
Weighted Average | Measurement Input, FX volatility [Member] | Derivative Financial Instruments | Foreign exchange contracts | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives financial instruments	[2],[4]	0.097
Weighted Average | Measurement Input, FX volatility [Member] | Long-term debt | Internal valuation model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term debt	[2],[4]	0.097

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds.
[4]	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.